Absolute Capital Asset Allocator Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020
Shares		Value
	COMMON STOCKS - 17.1%
	BEVERAGES - 2.9%
4,200	Anheuser-Busch InBev SA - ADR	$ 207,060
4,000	Coca-Cola Co. (The)	178,720
1,100	Constellation Brands, Inc.	192,445
		578,225
	ELECTRIC - 3.3%
15,000	AES Corp. (The)	217,350
2,800	Duke Energy Corp.	223,692
3,800	Edison International	206,378
		647,420
	HEALTHCARE-PRODUCTS - 1.0%
1,600	Zimmer Biomet Holdings, Inc.	190,976

	HEALTHCARE-SERVICES - 1.1%
2,000	Quest Diagnostics, Inc.	227,920

	INTERNET - 1.4%
200	Alphabet, Inc. - Class C *	282,722

	MEDIA - 2.1%
11,000	Comcast Corp.	428,780

	PHARMACEUTICALS - 1.9%
3,000	CVS Health Corp.	194,910
5,300	Pfizer, Inc.	173,310
		368,220
	SEMICONDUCTORS - 0.9%
3,000	Intel Corp.	179,490

	SOFTWARE - 2.5%
2,400	Microsoft Corp.	488,424

	TOTAL COMMON STOCKS (Cost - $3,072,915)	3,392,177

	EXCHANGE TRADED FUNDS - 77.6%
	COMMODITY FUNDS - 4.5%
24,200	SPDR Gold MiniShares Trust *	429,792
2,700	SPDR Gold Shares *	451,899
		881,691
	DEBT FUNDS - 36.0%
9,400	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,264,300
12,900	Janus Henderson Short Duration Income ETF	648,354
18,300	Schwab U.S. TIPS ETF	1,098,366
36,600	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	1,115,568
42,300	VanEck Vectors Fallen Angel High Yield Bond ETF	1,214,010
5,100	Vanguard Short-Term Bond ETF	423,912
22,000	Vanguard Short-Term Treasury ETF	1,368,400
		7,132,910
	EQUITY FUNDS - 37.1%
10,600	Consumer Staples Select Sector SPDR Fund	621,584
2,100	Invesco QQQ Trust Series 1	519,960
20,500	iShares Core MSCI EAFE ETF	1,171,780
6,600	Schwab U.S. Dividend Equity ETF	341,550
2,900	Vanguard Consumer Staples ETF	433,753
10,600	Vanguard Dividend Appreciation ETF	1,242,108
1,200	Vanguard Health Care ETF	231,180
3,000	Vanguard Information Technology ETF	836,130
2,700	Vanguard S&P 500 ETF	765,261
7,600	Vanguard Total Stock Market ETF	1,189,628
		7,352,934

	TOTAL EXCHANGE TRADED FUNDS (Cost - $14,647,365)	15,367,535

	TOTAL INVESTMENTS - 94.7% (Cost - $17,720,280)	$ 18,759,712
	OTHER ASSETS LESS LIABILITIES - 5.3%	1,050,828
	NET ASSETS - 100.0%	$ 19,810,540

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund
*	Non-income producing security.

Absolute Capital Defender Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020
Shares		Value
	COMMON STOCKS - 11.1%
	BEVERAGES - 1.7%
2,000	Anheuser-Busch InBev SA - ADR	$ 98,600
2,800	Coca-Cola Co. (The)	125,104
600	Constellation Brands, Inc.	104,970
		328,674
	ELECTRIC - 2.6%
13,300	AES Corp. (The)	192,717
2,000	Duke Energy Corp.	159,780
2,800	Edison International	152,068
		504,565
	HEALTHCARE-PRODUCTS - 0.5%
800	Zimmer Biomet Holdings, Inc.	95,488

	HEALTHCARE-SERVICES - 0.6%
1,000	Quest Diagnostics, Inc.	113,960

	MEDIA - 1.9%
9,000	Comcast Corp.	350,820

	PHARMACEUTICALS - 1.2%
1,600	CVS Health Corp.	103,952
3,700	Pfizer, Inc.	120,990
		224,942
	SEMICONDUCTORS - 0.5%
1,600	Intel Corp.	95,728

	SOFTWARE - 2.1%
2,000	Microsoft Corp.	407,020

	TOTAL COMMON STOCKS (Cost - $1,935,871)	2,121,197

	EXCHANGE TRADED FUNDS - 77.5%
	COMMODITY FUNDS - 4.3%
22,000	SPDR Gold MiniShares Trust *	390,720
2,600	SPDR Gold Shares *	435,162
		825,882
	DEBT FUNDS - 40.0%
9,100	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,223,950
5,800	iShares Short-Term Corporate Bond ETF	317,318
12,500	Janus Henderson Short Duration Income ETF	628,250
19,900	Schwab U.S. TIPS ETF	1,194,398
31,200	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	950,976
44,000	VanEck Vectors Fallen Angel High Yield Bond ETF	1,262,800
6,100	Vanguard Short-Term Bond ETF	507,032
25,400	Vanguard Short-Term Treasury ETF	1,579,880
		7,664,604
	EQUITY FUNDS - 33.2%
10,400	Consumer Staples Select Sector SPDR Fund	609,856
3,500	Health Care Select Sector SPDR Fund	350,245
1,200	Invesco QQQ Trust Series 1	297,120
21,400	iShares Core MSCI EAFE ETF	1,223,224
2,000	Vanguard Consumer Discretionary ETF	400,000
3,100	Vanguard Consumer Staples ETF	463,667
2,800	Vanguard Dividend Appreciation ETF	328,104
2,000	Vanguard Health Care ETF	385,300
3,100	Vanguard Information Technology ETF	864,001
8,000	Vanguard Total Stock Market ETF	1,252,240
1,500	Vanguard Utilities ETF	185,505
		6,359,262

	TOTAL EXCHANGE TRADED FUNDS (Cost - $14,258,627)	14,849,748

	TOTAL INVESTMENTS - 88.6% (Cost - $16,194,498)	$ 16,970,945
	OTHER ASSETS LESS LIABILITIES - 11.4%	2,187,216
	NET ASSETS - 100.0%	$ 19,158,161

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund
*	Non-income producing security.

Absolute Capital Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

The following is a summary of significant accounting policies followed by each Fund in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

Each Fund may hold securities, such as private investments, interest in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 for each Fund's assets and liabilities measured at fair value:

Absolute Capital Asset Allocator Fund
Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	3,392,177	-	-	3,392,177
Exchange Traded Funds	15,367,535	-	-	15,367,535
Total Investments	18,759,712	-	-	18,759,712

Absolute Capital Defender Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	2,121,197	-	-	2,121,197
Exchange Traded Funds	14,849,748	-	-	14,849,748
Total Investments	16,970,945	-	-	16,970,945
* Refer to each Fund's Portfolio of Investments for classification.
The Funds did not hold any Level 3 securities during the period.

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Absolute Capital Asset Allocator Fund	$ 17,720,280	$ 1,173,194	$ (133,762)	$ 1,039,432
Absolute Capital Defender Fund	16,194,498	894,420	(117,973)	776,447

Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) – Each Fund may invest in ETFs and ETNs. ETFs and ETNs are a type of index fund bought and sold on a securities exchange. Both an ETF and an ETN trade like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF and ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF and ETN could result in it being more volatile. Additionally, ETFs and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.